MITCHELL HUTCHINS LIR SELECT MONEY FUND

                               51 WEST 52ND STREET

                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

           Mitchell Hutchins LIR Select Money Fund is a professionally managed money market fund. The fund is a diversified series of Mitchell Hutchins LIR Money Series ("Trust") an open-end investment company.

           The fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). PaineWebber is the fund's distributor.

           Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-LIR-FUND.

           This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the fund's Financial
Intermediary shares may obtain the Prospectus from their financial intermediaries. This SAI is dated September 1, 2000.


                                                 TABLE OF CONTENTS
                                                                                                            PAGE
                                                                                                            ----
             The Fund and Its Investment Policies...............................................              2
             The Fund's Investments, Related Risks and Limitations..............................              2
             Organization of the Trust; Trustees and Officers; Principal Holders and Management
                  Ownership of Securities.......................................................              9
             Investment Advisory, Administration and Distribution Arrangements..................             16
             Portfolio Transactions.............................................................             18
             Additional Information Regarding Redemptions.......................................             19
             Valuation of Shares................................................................             20
             Performance Information............................................................             20
             Taxes..............................................................................             22
             Other Information..................................................................             23
             Financial Statements...............................................................             23

                      THE FUND AND ITS INVESTMENT POLICIES

           The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

           The fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include
(1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements and (6) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

           The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

           The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

           The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

           The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

           The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations.
Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

           YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

           Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

           U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

           U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

           COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

           ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

           VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

           Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

           VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

           FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. The fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or its separate account. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates that are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements" and "-- Illiquid Securities."

           INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

           CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

           ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

           Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

           Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

           Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

           The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

           Mitchell Hutchins also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

           REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

           Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

           REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

           Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

           WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

           A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts." The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

           INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

           LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

           Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

           SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUND

           FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation
(3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

           The fund will not:

           (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

           The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

           (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

           The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

           (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

           (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

           The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

           (5). engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

           (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

           (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

           NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

           The fund will not:

           (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

           (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

           (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

           (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

           (5) invest more than 10% of its net assets in illiquid securities.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

           The Trust was formed on April 29, 1998 as a business trust under the laws of Delaware and has five operating series. The board has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.

           Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------
Margo N. Alexander*+; 53        Trustee and President    Mrs.  Alexander  is  Chairman  (since
                                                         March 1999),  chief executive officer
                                                         and a director of  Mitchell  Hutchins
                                                         (since   January   1995),    and   an
                                                         executive   vice   president   and  a
                                                         director of PaineWebber  (since March
                                                         1984).  Mrs.  Alexander  is president
                                                         and  a  director  or  trustee  of  30
                                                         investment    companies   for   which
                                                         Mitchell  Hutchins,   PaineWebber  or
                                                         one of  their  affiliates  serves  as
                                                         investment adviser.
Richard Q. Armstrong; 65               Trustee           Mr.    Armstrong   is   chairman   and
R.Q.A. Enterprises                                       principal   of   R.Q.A.    Enterprises
One Old Church Road                                      (management  consulting  firm)  (since
Unit #6                                                  April  1991 and  principal  occupation
Greenwich, CT 06830                                      since March 1995).  Mr.  Armstrong was
                                                         chairman    of   the   board,    chief
                                                         executive   officer  and  co-owner  of
                                                         Adirondack   Beverages  (producer  and
                                                         distributor   of   soft   drinks   and
                                                         sparkling/still    waters)    (October
                                                         1993-March  1995). He was a partner of
                                                         The  New  England   Consulting   Group
                                                         (management      consulting      firm)
                                                         (December   1992-September  1993).  He
                                                         was  managing  director  of LVMH  U.S.
                                                         Corporation  (U.S.  subsidiary  of the
                                                         French   luxury  goods   conglomerate,
                                                         Louis    Vuitton    Moet     Hennessey
                                                         Corporation)  (1987-1991) and chairman
                                                         of its  wine and  spirits  subsidiary,
                                                         Schieffelin    &   Somerset    Company
                                                         (1987-1991).   Mr.   Armstrong   is  a
                                                         director  or trustee of 29  investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.


                                       9

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------

E. Garrett Bewkes, Jr.**+; 73  Trustee and Chairman of   Mr.  Bewkes  is a  director  of  Paine
                                the Board of Trustees    Webber   Group   Inc.   ("PW   Group")
                                                         (holding  company of  PaineWebber  and
                                                         Mitchell Hutchins).  Prior to 1996, he
                                                         was  a  consultant  to  PW  Group.  He
                                                         serves as a consultant to  PaineWebber
                                                         (since  May 1999).  Prior to 1988,  he
                                                         was  chairman of the board,  president
                                                         and   chief   executive   officer   of
                                                         American Bakeries Company.  Mr. Bewkes
                                                         is a director of  Interstate  Bakeries
                                                         Corporation.  Mr. Bewkes is a director
                                                         or trustee of 40 investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.
Richard R. Burt; 53                    Trustee           Mr. Burt is chairman of IEP  Advisors,
1275 Pennsylvania Ave, N.W.                              LLP  (international   investments  and
Washington, DC  20004                                    consulting  firm)  (since  March 1994)
                                                         and a partner  of  McKinsey  & Company
                                                         (management  consulting  firm)  (since
                                                         1991).   He  is  also  a  director  of
                                                         Archer-Daniels-Midland             Co.
                                                         (agricultural commodities),  Hollinger
                                                         International    Co.     (publishing),
                                                         Homestake  Mining Corp. (gold mining),
                                                         six   investment   companies   in  the
                                                         Deutsche  Bank  family of funds,  nine
                                                         investment   companies   in  the  Flag
                                                         Investors   family   of   funds,   The
                                                         Central  European  Fund,  Inc. and The
                                                         Germany Fund,  Inc.,  vice chairman of
                                                         Anchor Gaming (provides  technology to
                                                         gaming and wagering  industry)  (since
                                                         July  1999) and  chairman  of  Weirton
                                                         Steel Corp.  (makes and finishes steel
                                                         products)  (since April 1996).  He was
                                                         the chief  negotiator in the Strategic
                                                         Arms  Reduction  Talks with the former
                                                         Soviet Union  (1989-1991) and the U.S.
                                                         Ambassador to the Federal  Republic of
                                                         Germany  (1985-1989).  Mr.  Burt  is a
                                                         director  or trustee of 29  investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.
Mary C. Farrell**+; 50                 Trustee           Ms.  Farrell is a  managing  director,
                                                         senior   investment   strategist   and
                                                         member   of  the   Investment   Policy
                                                         Committee of PaineWebber.  Ms. Farrell
                                                         joined  PaineWebber  in 1982. She is a
                                                         member   of  the   Financial   Women's
                                                         Association   and   Women's   Economic
                                                         Roundtable  and  appears  as a regular
                                                         panelist  on  Wall  $treet  Week  with
                                                         Louis  Rukeyser.  She also  serves  on
                                                         the  Board  of  Overseers  of New York
                                                         University's     Stern    School    of
                                                         Business.  Ms.  Farrell  is a director
                                                         or trustee of 28 investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.

                                       10

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------

Meyer Feldberg; 58                     Trustee           Mr.  Feldberg is Dean and Professor of
Columbia University                                      Management  of the Graduate  School of
101 Uris Hall                                            Business,  Columbia University.  Prior
New York, NY  10027                                      to  1989,  he  was  president  of  the
                                                         Illinois   Institute  of   Technology.
                                                         Dean  Feldberg  is also a director  of
                                                         Primedia,      Inc.      (publishing),
                                                         Federated   Department  Stores,   Inc.
                                                         (operator  of  department  stores) and
                                                         Revlon,   Inc.    (cosmetics).    Dean
                                                         Feldberg  is a director  or trustee of
                                                         37  investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
George W. Gowen; 70                    Trustee           Mr.  Gowen  is a  partner  in the  law
666 Third Avenue                                         firm  of   Dunnington,   Bartholow   &
New York, NY  10017                                      Miller.  Prior to May  1994,  he was a
                                                         partner  in the  law  firm  of  Fryer,
                                                         Ross & Gowen.  Mr. Gowen is a director
                                                         or trustee of 37 investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.
Frederic V. Malek; 63                  Trustee           Mr.   Malek  is   chairman  of  Thayer
1455 Pennsylvania Ave, N.W.                              Capital  Partners  (merchant bank) and
Suite 350                                                chairman of Thayer Hotel  Investors II
Washington, DC  20004                                    and Lodging  Opportunities Fund (hotel
                                                         investment     partnerships).     From
                                                         January 1992 to November  1992, he was
                                                         campaign  manager of Bush-Quayle  '92.
                                                         From   1990  to  1992,   he  was  vice
                                                         chairman  and,  from 1989 to 1990,  he
                                                         was  president of  Northwest  Airlines
                                                         Inc. and NWA Inc.  (holding company of
                                                         Northwest  Airlines  Inc.).  Prior  to
                                                         1989,  he was employed by the Marriott
                                                         Corporation   (hotels,    restaurants,
                                                         airline    catering    and    contract
                                                         feeding),  where he most  recently was
                                                         an  executive   vice   president   and
                                                         president   of  Marriott   Hotels  and
                                                         Resorts.  Mr. Malek is also a director
                                                         of    Aegis    Communications,    Inc.
                                                         (tele-services),  American  Management
                                                         Systems,  Inc. (management  consulting
                                                         and   computer   related    services),
                                                         Automatic   Data   Processing,    Inc.
                                                         (computing   services),   CB   Richard
                                                         Ellis,  Inc.  (real estate  services),
                                                         FPL Group, Inc.  (electric  services),
                                                         Global    Vacation   Group   (packaged
                                                         vacations),   HCR/Manor   Care,   Inc.
                                                         (health  care),  SAGA  Systems,   Inc.
                                                         (software   company)   and   Northwest
                                                         Airlines  Inc. Mr. Malek is a director
                                                         or trustee of 29 investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.


                                       11

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------

Carl W. Schafer; 64                    Trustee           Mr.   Schafer  is   president  of  the
66 Witherspoon Street, #1100                             Atlantic    Foundation     (charitable
Princeton, NJ  08542                                     foundation      supporting      mainly
                                                         oceanographic      exploration     and
                                                         research).  He is a director  of Labor
                                                         Ready,  Inc.  (temporary  employment),
                                                         Roadway Express, Inc. (trucking),  The
                                                         Guardian  Group of Mutual  Funds,  the
                                                         Harding,    Loevner    Funds,    Evans
                                                         Systems,     Inc.     (motor    fuels,
                                                         convenience   store  and   diversified
                                                         company),  Electronic  Clearing House,
                                                         Inc.      (financial      transactions
                                                         processing),  Frontier Oil Corporation
                                                         and Nutraceutix,  Inc.  (biotechnology
                                                         company).  Prior to January  1993,  he
                                                         was   chairman   of   the   Investment
                                                         Advisory   Committee   of  the  Howard
                                                         Hughes Medical Institute.  Mr. Schafer
                                                         is  a   director   or  trustee  of  29
                                                         investment    companies    for   which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Brian M. Storms*+; 45                  Trustee           Mr.  Storms  is  president  and  chief
                                                         operating    officer    of    Mitchell
                                                         Hutchins   (since  March  1999).   Mr.
                                                         Storms  was  president  of  Prudential
                                                         Investments   (1996-1999).   Prior  to
                                                         joining Prudential,  he was a managing
                                                         director  at   Fidelity   Investments.
                                                         Mr.  Storms is a  director  or trustee
                                                         of 29  investment  companies for which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Thomas Disbrow***;34              Vice President and     Mr.  Disbrow is a first vice president
                                 Assistant Treasurer     and a  senior  manager  of the  mutual
                                                         fund  finance  department  of Mitchell
                                                         Hutchins.  Prior to November  1999, he
                                                         was a vice  president of  Zweig/Glaser
                                                         Advisers.   Mr.   Disbrow  is  a  vice
                                                         president and  assistant  treasurer of
                                                         30  investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Kris L. Dorr*; 36                   Vice President       Ms.  Dorr  is a first  vice  president
                                                         and  a   portfolio   manager   in  the
                                                         short-term    strategies    group   of
                                                         Mitchell  Hutchins.   Ms.  Dorr  is  a
                                                         vice   president  of  one   investment
                                                         company  for which  Mitchell  Hutchins
                                                         or  PaineWebber  serves as  investment
                                                         adviser.
Elbridge T. Gerry III*; 43          Vice President       Mr.  Gerry is a managing  director and
                                                         a   portfolio   manager  of   Mitchell
                                                         Hutchins.  Prior to January  1996,  he
                                                         was with J.P.  Morgan Private  Banking
                                                         where he was  responsible for managing
                                                         municipal  assets,  including  several
                                                         municipal  bond funds.  Mr. Gerry is a
                                                         vice   president  of  six   investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.


                                       12

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------

John J. Lee***; 32                Vice President and     Mr.  Lee  is a  vice  president  and a
                                 Assistant Treasurer     manager  of the  mutual  fund  finance
                                                         department   of   Mitchell   Hutchins.
                                                         Prior  to  September  1997,  he was an
                                                         audit   manager   in   the   financial
                                                         services  practice  of  Ernst  & Young
                                                         LLP. Mr. Lee is a vice  president  and
                                                         assistant  treasurer of 30  investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.
Kevin J. Mahoney***; 34           Vice President and     Mr.  Mahoney is a first vice president
                                 Assistant Treasurer     and a  senior  manager  of the  mutual
                                                         fund  finance  department  of Mitchell
                                                         Hutchins.  From  August  1996  through
                                                         March 1999,  he was the manager of the
                                                         mutual fund internal  control group of
                                                         Salomon   Smith   Barney.   Prior   to
                                                         August 1996,  he was an associate  and
                                                         assistant   treasurer   of   BlackRock
                                                         Financial    Management    L.P.    Mr.
                                                         Mahoney  is  a  vice   president   and
                                                         assistant  treasurer of 30  investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.
Michael H. Markowitz*; 35           Vice President       Mr.   Markowitz   is  a   first   vice
                                                         president  and a portfolio  manager in
                                                         the  short-term  strategies  group  of
                                                         Mitchell  Hutchins.  Mr.  Markowitz is
                                                         a vice  president  of  one  investment
                                                         company  for which  Mitchell  Hutchins
                                                         or  PaineWebber  serves as  investment
                                                         adviser.
Dennis McCauley*; 53                Vice President       Mr.  McCauley  is a managing  director
                                                         and  chief  investment   officer-fixed
                                                         income  of  Mitchell   Hutchins.   Mr.
                                                         McCauley  is a  vice  president  of 20
                                                         investment    companies    for   which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Kevin P. McIntyre*; 33              Vice President       Mr.  McIntyre is a vice  president and
                                                         a   portfolio   manager  of   Mitchell
                                                         Hutchins.   Mr.  McIntyre  is  a  vice
                                                         president of two investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.
Ann E. Moran***; 43               Vice President and     Ms.  Moran is a vice  president  and a
                                 Assistant Treasurer     manager  of the  mutual  fund  finance
                                                         department of Mitchell  Hutchins.  Ms.
                                                         Moran   is  a   vice   president   and
                                                         assistant  treasurer of 30  investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.

                                       13

    NAME AND ADDRESS; AGE        POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------        -------------------     ----------------------------------------

Dianne E. O'Donnell**; 48         Vice President and     Ms.   O'Donnell   is  a  senior   vice
                                      Secretary          president and deputy  general  counsel
                                                         of Mitchell  Hutchins.  Ms.  O'Donnell
                                                         is a vice  president  and secretary of
                                                         30  investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Susan P. Ryan*; 40                  Vice President       Ms.  Ryan is a senior  vice  president
                                                         and a  portfolio  manager of  Mitchell
                                                         Hutchins.   Ms.   Ryan   is   a   vice
                                                         president of six investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.
Paul H. Schubert***; 37           Vice President and     Mr.   Schubert   is  a   senior   vice
                                      Treasurer          president  and  the  director  of  the
                                                         mutual  fund  finance   department  of
                                                         Mitchell  Hutchins.  Mr. Schubert is a
                                                         vice  president  and  treasurer  of 30
                                                         investment    companies    for   which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Barney A. Taglialatela***; 39     Vice President and     Mr.  Taglialatela  is a vice president
                                 Assistant Treasurer     and  a  manager  of  the  mutual  fund
                                                         finance    department    of   Mitchell
                                                         Hutchins.  Mr.  Taglialatela is a vice
                                                         president and  assistant  treasurer of
                                                         30  investment   companies  for  which
                                                         Mitchell Hutchins,  PaineWebber or one
                                                         of   their   affiliates    serves   as
                                                         investment adviser.
Debbie Vermann*; 41                 Vice President       Ms.  Vermann is a vice president and a
                                                         portfolio    manager    of    Mitchell
                                                         Hutchins.   Ms.   Vermann  is  a  vice
                                                         president    of    four     investment
                                                         companies    for    which     Mitchell
                                                         Hutchins,  PaineWebber or one of their
                                                         affiliates    serves   as   investment
                                                         adviser.
Keith A. Weller**; 39             Vice President and     Mr.  Weller is a first vice  president
                                 Assistant Secretary     and  associate   general   counsel  of
                                                         Mitchell  Hutchins.  Mr.  Weller  is a
                                                         vice     president    and    assistant
                                                         secretary of 29  investment  companies
                                                         for    which    Mitchell     Hutchins,
                                                         PaineWebber    or   one    of    their
                                                         affiliates    serves   as   investment
                                                         adviser.

-------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd.,
    14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund and the Trust as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

           The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually per series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust has five operating series and thus pays each such trustee $5,000 annually plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the fund, the fund requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

           The  table  below  includes  certain  information   relating  to  the
compensation of the Trust's current board members who held office with the Trust or with other PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+
                                                         AGGREGATE           TOTAL COMPENSATION FROM THE
                                                        COMPENSATION              TRUST AND THE FUND
                      NAME OF PERSON,POSITION          FROM THE TRUST*                 COMPLEX**
                      -----------------------          ---------------                 ---------
            Richard Q. Armstrong,
            Trustee.................................         $8,180                    $ 104,650

            Richard R. Burt,
            Trustee.................................          8,180                      102,850

            Meyer Feldberg,
            Trustee.................................          8,180                      143,650

            George W. Gowen,
            Trustee.................................          9,994                      138,400

            Frederic V. Malek,
            Trustee.................................          8,180                      104,650

            Carl W. Schafer,
            Trustee.................................          8,180                      104,650

--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents fees paid to each board member for the fiscal year ended April 30, 2000.

** Represents total compensation paid during the calendar year ended December 31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES. As of August 1, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.

           As of August 1, 2000, the following shareholders were shown in the fund's records as owning 5% or more of a class of its shares:

                                                       PERCENTAGE OF SHARES
                                                     BENEFICIALLY OWNED AS OF
        NAME AND ADDRESS*                                 AUGUST 1, 2000
        -----------------                                 --------------

        State of Iowa - State Treasurer                          13.96% of
                                                      Institutional Shares

        Norfolk Southern Railway                                  5.85% of
                                                      Institutional Shares

--------------------
*The shareholders listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.


                     INVESTMENT ADVISORY, ADMINISTRATION AND
                            DISTRIBUTION ARRANGEMENTS

           INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as investment adviser and administrator of the fund pursuant to a contract with the Trust ("Advisory Contract"). Under the Advisory Contract, the Trust pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets.

           During the fiscal year ended April 30, 2000 and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $2,528,347 and $447,162, respectively, after giving effect to $687,813 and $668,641, respectively, in fee waivers.

           Under the terms of the Advisory Contract, Mitchell Hutchins bears all expenses incurred in the fund's operation other than the fee payable under the Advisory Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Trust or Mitchell Hutchins, as that term is defined in the Investment Company Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or fund is a party and of indemnifying officers and trustees of the Trust).

           Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory Contract requires that Mitchell Hutchins reduce its management fee by an amount equal to those fees and expenses.

           Expenses borne by Mitchell Hutchins include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, Mitchell Hutchins will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) charges and expenses of any outside pricing service used to value portfolio securities.

           Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

           The Advisory Contract is terminable with respect to the fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of the fund on 60 days' written notice to Mitchell Hutchins. The Advisory Contract is also terminable without penalty by Mitchell Hutchins on 60 days' written notice to the fund. The Advisory Contract terminates automatically upon its assignment.

           SECURITIES LENDING. During the fiscal year ended April 30, 2000 and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid no fees to PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.

           NET ASSETS. The following table shows the approximate net assets as of July 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                     NET ASSETS
                          INVESTMENT CATEGORY                          ($MIL)
                          -------------------                          ------

              Domestic (excluding Money Market)..................... $ 9,156.5
              Global................................................   4,703.4
              Equity/Balanced.......................................   9,585.7
              Fixed Income (excluding Money Market).................   4,274.2
                         Taxable Fixed Income.......................   2,859.4
                         Tax-Free Fixed Income......................   1,414.8
              Money Market Funds....................................  39,450.0


           DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of each class of shares of the fund under a distribution contract with the Trust, which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered on a continuous basis, except that the Trust and PaineWebber reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time. PaineWebber may pay shareholder servicing fees to banks and broker-dealers that make Institutional shares of the fund available to their customers. The annual rate of these shareholder servicing fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through the bank or broker-dealer by its institutional customers, and will be paid monthly. The cost of these shareholder servicing fees will be borne by PaineWebber or Mitchell Hutchins and will not be charged to or reimbursed by the fund. PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028, and Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.

           FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

           Under the Plan, the fund pays PaineWebber a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as the fund may reasonable request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. The fund made payments through PaineWebber to financial intermediaries in the amount of $5,518 and $373, for its Financial Intermediary shares that were outstanding during the fiscal year ended April 30, 2000 and the fiscal period ended April 30, 1999, respectively.

           Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

           The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

           Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

           Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities or insurance commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                             PORTFOLIO TRANSACTIONS

           The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

           For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

           Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

           During the fiscal year ended April 30, 2000 and the fiscal period ended April 30, 1999, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.

           Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

           As of April 30, 2000, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:

                ISSUER                            TYPE OF SECURITY                 VALUE
                ------                            ----------------                 -----
Bank of America Securities LLC                  Domestic Master Notes          $ 100,000,000
Bear Stearns Companies Incorporated             Domestic Master Notes            100,000,000
J. P. Morgan Securities, Inc.                   Domestic Master Notes             50,000,000
Morgan Stanley, Dean Witter & Company           Domestic Master Notes            100,000,000


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

           The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

           If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash.

                               VALUATION OF SHARES

           The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by The Bank of New York ("BONY") as of noon, Eastern time, 2:30 p.m., Eastern time and again at 5:00 p.m. Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which BONY, the fund's transfer agent (PFPC Inc.) and PaineWebber are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

           The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

           The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

           In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

           The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

           TOTAL  RETURN  CALCULATIONS.   Average  annual  total  return  quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

            P(1 + T)n(superscript)    =    ERV

        where:                     P  =    a  hypothetical  initial  payment  of
                                           $1,000   to   purchase  shares  of  a
                                           specified  class

                                   T  =    average annual total return of shares
                                           of  that  class

                                   n  =    number of  years

                                 ERV  =    ending   redeemable   value   of  a
                                           hypothetical  $1,000 at the beginning
                                           of  that  period.

           Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

           The following table shows performance information for the fund's shares outstanding for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.

                                                               INSTITUTIONAL
                                                                  SHARES
        (INCEPTION DATE)                                        (08/10/98)
        ----------------                                        ----------

        Year ended April 30, 2000:
                   Standardized Return.................               5.54%
        Inception to April 30, 2000:
                   Standardized Return.................               5.44%


           The fund had Financial Intermediary shares outstanding only during the periods December 29, 1998 to February 9, 1999 and November 4, 1999 to March 6, 2000. Accordingly, no performance information is provided for Financial Intermediary shares.

           The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

           CALCULATION OF YIELD. The fund computes its 7-day current yield and its 7-day effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

       EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7(superscript)] - 1

           Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

           For the seven-day period ended April 30, 2000, the yield and effective yield of the fund's Institutional shares was 6.02% and 6.20%, respectively. The fund had Financial Intermediary shares outstanding only during the period November 4, 1999 to March 6, 2000. Accordingly, no yield information is provided for Financial Intermediary shares. The fund may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (E.G., one-day yield, 30-day yield).

           OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

           The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDS are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

           The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the fund investment are reinvested by being paid in additional fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends had been paid in cash. The fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

           BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number or who otherwise are subject to backup withholding.

           QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

           DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

           CLASSES OF SHARES. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

           VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportion as the vote of shares held for their customers.

           The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

           PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."

           CUSTODIAN; TRANSFER AND DIVIDEND AGENT. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the fund's assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 4400 Computer Drive, Westborough, Massachusetts 01581-5159.

           COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

           AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS

           The fund's Annual Report to Shareholders for its fiscal year ended April 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE  INFORMATION                MITCHELL HUTCHINS LIR
CONTAINED   OR   REFERRED   TO  IN   THE                    SELECT MONEY FUND
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL INFORMATION. THE FUND AND ITS
DISTRIBUTOR  HAVE NOT AUTHORIZED  ANYONE
TO PROVIDE YOU WITH  INFORMATION THAT IS
DIFFERENT.   THE   PROSPECTUS  AND  THIS
STATEMENT OF ADDITIONAL  INFORMATION ARE     -----------------------------------
NOT AN OFFER TO SELL  SHARES OF THE FUND     Statement of Additional Information
IN ANY  JURISDICTION  WHERE  THE FUND OR
ITS  DISTRIBUTOR  MAY NOT LAWFULLY  SELL                       September 1, 2000
THOSE SHARES.                                -----------------------------------

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